Notes relating to the consolidated statement of financial position - Cash and cash equivalents (Details) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Notes relating to the consolidated statement of financial position
Cash equivalents	€ 217,626	€ 25,000	€ 54,500
Cash and bank balances	63,414	165,867	35,397
Total cash and cash equivalents	€ 281,040	€ 190,867	€ 89,897	€ 35,514